Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.2%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$4,950	$4,769,645
Series A, 5.25%, 01/01/54	3,065	3,059,836
Series C-1, 5.25%, 02/01/53	9,335	9,346,043
Series F, 5.50%, 11/01/53	2,920	2,952,071
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	10,625	10,987,657
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	1,145	1,160,109
Series A, 5.00%, 12/01/47	1,010	960,170
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	2,665	2,690,030
Series B-1, 5.00%, 05/01/53	7,530	7,457,068

		43,382,629

Arizona — 8.3%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 12/01/42	2,785	2,608,288
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	875	687,054
5.00%, 07/01/54(b)	615	476,861
7.10%, 01/01/55(b)	250	250,092
Series A, (BAM), 5.00%, 06/01/49	2,500	2,412,606
Series A, 5.00%, 07/01/49(b)	1,445	1,164,173
Series A, 5.00%, 07/15/49	1,000	829,170
Series A, 5.00%, 12/15/49(b)	250	201,106
Series A, 5.00%, 07/01/54(b)	1,110	871,356
Arizona Industrial Development Authority, Refunding RB
Series A, 5.13%, 07/01/37(b)	500	459,013
Series A, 5.38%, 07/01/50(b)	1,645	1,434,750
Series A, 5.50%, 07/01/52(b)	600	506,992
Series G, 5.00%, 07/01/47(b)	2,360	1,976,736
Series S, 5.00%, 07/01/37	750	750,751
City of Buckeye Arizona Excise Tax Revenue, RB, (NGFGC), 5.00%, 07/01/43	4,000	3,977,676
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, (AGM), 5.00%, 07/01/40	3,500	3,507,742
City of Phoenix Civic Improvement Corp., ARB
Series B, AMT, Junior Lien, 5.00%, 07/01/44	4,515	4,369,115
AMT, Senior Lien, 5.00%, 07/01/43	4,000	3,890,077
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	825	614,419
Industrial Development Authority of the City of Phoenix Arizona, RB
Series A, 5.00%, 07/01/44	2,000	1,845,494
Series A, 6.75%, 07/01/44(b)	440	441,560
Series A, 5.00%, 07/01/46(b)	1,570	1,334,277
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB
5.00%, 07/01/45(b)	500	428,534
5.00%, 07/01/46	500	425,968
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	1,150	922,061
Industrial Development Authority of the County of Pima, Refunding RB(b) 5.00%, 06/15/49	1,985	1,612,802

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the County of Pima, Refunding RB(b) (continued) 5.00%, 06/15/52	$530	$423,921
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	898,547
4.00%, 07/01/50	1,500	1,195,237
Series A, 4.00%, 01/01/41	5,075	4,493,836
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/47(b)	1,000	821,725
5.00%, 07/01/54(b)	440	357,390
Series A, 5.00%, 09/01/37	1,525	1,533,269
Series A, 4.13%, 09/01/38	550	483,555
Series A, 4.13%, 09/01/42	750	628,643
Series A, 5.00%, 09/01/42	1,000	982,748
Maricopa County Unified School District No. 11- Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,265,613
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	504,973
Phoenix-Mesa Gateway Airport Authority, ARB, AMT, 5.00%, 07/01/38	3,600	3,587,211
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	155	157,537
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/41	2,000	2,028,866
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,027,006
5.00%, 12/01/32	155	152,939
5.00%, 12/01/37	6,610	6,405,623
State of Arizona Distribution Revenue, RB, Series B, (BHAC-CR FGIC), 5.50%, 07/01/41(c)	100	110,426
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,401,914
University of Arizona, Refunding RB, 5.00%, 06/01/39	2,050	2,079,578

		69,539,230

Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 5.70%, 05/01/53	1,550	1,407,285
AMT, 4.75%, 09/01/49(b)	2,450	2,248,894
Series A, AMT, 4.50%, 09/01/49(b)	2,135	1,876,994

		5,533,173

California — 13.1%
Alvord Unified School District, Refunding GO, Series B, Election 2007, (AGM), 0.00%, 08/01/41(d)	1,175	463,661
Anaheim Public Financing Authority, RB, Series A, (AGM), 6.00%, 09/01/24	1,265	1,285,579
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	1,625	1,424,767
California Community Choice Financing Authority, RB, 5.50%, 10/01/54(a)	2,385	2,456,848
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	440	264,599
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,355	1,196,677
California State Public Works Board, RB, Series I, 5.50%, 11/01/31	1,000	1,001,987
Carlsbad Unified School District, Refunding GO, Series B, 6.00%, 05/01/34(c)	5,000	5,050,002

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 4.00%, 05/15/51	$8,175	$6,566,572
CSCDA Community Improvement Authority, RB, M/F Housing(b)
5.00%, 09/01/37	345	315,898
4.00%, 10/01/56	590	444,260
4.00%, 12/01/56	575	362,878
Series A, 4.00%, 06/01/58	3,015	2,056,796
Senior Lien, 3.13%, 06/01/57	2,065	1,181,470
Series A, Senior Lien, 4.00%, 12/01/58	4,610	3,117,671
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(d)	5,000	3,699,107
Grossmont-Cuyamaca Community College District, GO, Series C, Election 2002, (AGC), 0.00%, 08/01/30(d)	10,030	7,543,766
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	4,125	4,629,852
Kern Community College District, GO, Series C, 5.50%, 11/01/23(e)	1,620	1,620,000
Mount San Antonio Community College District, Refunding GO, CAB, CAB, Series A, Convertible, Election 2013, 6.25%, 08/01/28(c)	4,445	3,843,966
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,050	1,987,564
Poway Unified School District, Refunding GO, Series B, 0.00%, 08/01/36(d)	8,750	4,921,567
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	5,015	4,259,407
Rio Hondo Community College District, GO(d)
Series C, Election 2004, 0.00%, 08/01/37	4,005	2,152,861
Series C, Election 2004, 0.00%, 08/01/38	5,000	2,516,700
San Bernardino Community College District, GO, Series B, 6.38%, 08/01/34(c)	10,000	10,199,901
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	3,800	1,891,570
San Diego Unified School District, GO, CAB, Series G, Election 2008, 0.00%, 01/01/24(d)(e)	7,295	3,775,186
San Diego Unified School District, Refunding GO, CAB(d)
Series R-1, 0.00%, 07/01/30	5,000	3,778,174
Series R-1, 0.00%, 07/01/31	3,005	2,178,409
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,065	1,065,970
Series A, AMT, 5.25%, 05/01/33	830	830,441
San Mateo County Community College District, GO,
Series C, (NPFGC), 0.00%, 09/01/30(d)	12,740	9,893,379
State of California, GO, 5.50%, 04/01/28	5	5,007
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(d)	5,500	3,106,640
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	625,217
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/36(d)	15,000	8,302,703

		110,017,052

Security	Par (000)	Value

Colorado — 1.6%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	$345	$281,324
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,000	1,000,703
Series A, AMT, 5.50%, 11/15/30	330	330,234
Series A, AMT, 5.50%, 11/15/31	400	400,283
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/37(d)	1,760	835,006
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	1,805	1,507,989
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	2,400	2,402,976
Series A, 4.00%, 11/15/46	2,555	2,103,379
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,060	871,084
State of Colorado, COP, Series S, 4.00%, 03/15/40	4,400	3,913,351

		13,646,329

Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	260	219,338
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	525	511,169
4.25%, 07/15/53	705	565,340

		1,295,847

Delaware — 0.2%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,448,892

District of Columbia — 0.3%
District of Columbia, RB, Series B-1, (NPFGC-IBC FGIC), 5.00%, 02/01/31	435	435,293
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	2,252,912

		2,688,205

Florida — 9.9%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	3,775	3,785,601
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	825	574,319
Series A, 5.00%, 06/01/55	1,285	947,334
Series A, 5.50%, 06/01/57	460	365,312
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
5.50%, 09/01/48	4,615	4,899,988
Series A, 5.50%, 09/01/48	5,275	5,600,744
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	4,215	4,105,562
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.25%, 10/01/57	5,055	5,197,695
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,920	1,585,933
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	1,725	334,873
Series A, 0.00%, 09/01/53	975	144,523

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 4.00%, 10/01/49	$2,650	$2,099,402
Series A, AMT, 5.00%, 10/01/49	300	285,503
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	3,650	3,618,271
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	1,745	1,679,576
County of Miami-Dade Florida Aviation Revenue, Refunding RB
5.00%, 10/01/41	3,800	3,812,086
AMT, 5.00%, 10/01/34	450	450,206
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	1,315	1,266,023
Series A, AMT, 5.25%, 10/01/52	1,040	992,822
Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,885	2,309,056
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	1,840	438,908
Series A-2, 0.00%, 10/01/47	2,970	658,478
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	660	692,585
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	1,230	1,060,204
AMT, 5.00%, 05/01/29	1,275	1,160,654
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	710	579,597
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/40	3,890	3,857,279
Series A, AMT, 4.00%, 10/01/52	6,600	5,080,137
Sub-Series A, AMT, 5.00%, 10/01/47	7,865	7,389,905
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/48	5,765	5,516,459
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	225,079
3.85%, 05/01/39	420	330,217
5.38%, 05/01/47	260	230,888
4.00%, 05/01/49	665	468,838
6.30%, 05/01/54	765	744,628
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	286,526
4.00%, 05/01/50	605	420,897
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	20	20,000
Orange County Housing Finance Authority, RB, S/F Housing
5.00%, 10/01/53	6,605	6,206,406
Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	335	277,719
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	160	124,645
Seminole Improvement District, RB
5.00%, 10/01/32	255	240,128
5.30%, 10/01/37	290	265,932
Storey Creek Community Development District, SAB 4.00%, 12/15/39	415	329,789

Security	Par (000)	Value

Florida (continued)
Storey Creek Community Development District, SAB (continued)
4.13%, 12/15/49	$350	$250,653
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,935	1,847,265
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	790	697,245

		83,455,890

Georgia — 4.5%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	1,855	1,504,247
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	715	563,783
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	2,875	2,322,688
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	910	867,069
Series A, 5.00%, 05/15/43	1,620	1,543,161
Series A, 5.00%, 05/15/49	1,230	1,145,020
Series A, 5.00%, 06/01/53(a)	7,480	7,354,133
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	10,155	10,077,034
Municipal Electric Authority of Georgia, RB
(AGM), 5.00%, 07/01/52	1,770	1,705,215
Class A, 5.50%, 07/01/63	1,275	1,255,470
Series A, 5.00%, 01/01/59	1,870	1,730,706
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	7,475	7,661,182
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(e)	330	331,281

		38,060,989

Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	3,310	3,193,982
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	485	485,064
AMT, 5.25%, 08/01/26	525	525,127

		4,204,173

Illinois — 11.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,665	3,570,367
Series A, 5.00%, 12/01/40	4,090	3,723,454
Series C, 5.25%, 12/01/35	970	945,675
Series D, 5.00%, 12/01/46	1,230	1,086,819
Series H, 5.00%, 12/01/36	295	278,197
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	355	352,093
Series G, 5.00%, 12/01/34	290	282,004
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	7,060	7,067,844
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	665	626,819
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	6,885	6,839,707
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	2,750	2,597,950
Series A, AMT, Senior Lien, 4.38%, 01/01/53	2,780	2,303,057

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 5.00%, 01/01/31	$2,500	$2,450,427
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	1,610	1,575,044
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	2,575	2,414,273
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,185	1,185,413
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,920	1,935,194
Cook County Community College District No. 508, GO
5.50%, 12/01/38	1,000	975,791
5.25%, 12/01/43	1,500	1,357,208
Illinois Finance Authority, RB, 5.00%, 10/01/48	1,760	1,729,115
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	2,945	2,732,644
Series C, 4.13%, 08/15/37	2,430	2,083,170
Series C, 4.00%, 02/15/41	870	753,996
Series C, 5.00%, 08/15/44	820	742,105
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	320	294,190
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	1,950	1,953,266
Series B, 5.00%, 01/01/40	3,755	3,768,307
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	3,005	2,745,212
Series A, (NPFGC), 0.00%, 12/15/26(d)	5,000	4,313,202
Series A, (NPFGC), 0.00%, 12/15/33(d)	9,950	6,060,972
Metropolitan Pier & Exposition Authority, RB, CAB(d)
(BAM-TCRS), 0.00%, 12/15/56	2,965	452,501
Series A, (NPFGC), 0.00%, 06/15/30	14,205	10,296,300
Series A, (NPFGC), 0.00%, 06/15/30(f)	800	605,413
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	8,075	2,621,545
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	4,140	708,481
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	3,526,125
State of Illinois, GO
5.25%, 02/01/30	2,010	2,002,354
5.25%, 02/01/32	2,330	2,334,772
5.25%, 02/01/34	1,610	1,613,306
5.50%, 05/01/39	2,785	2,849,536
Series B, 5.25%, 05/01/41	2,345	2,332,078
Series D, 5.00%, 11/01/27	440	451,421

		98,537,347

Indiana — 0.3%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	1,350	1,353,152
Indianapolis Local Public Improvement Bond Bank, RB, 5.25%, 02/01/48	895	918,149

		2,271,301

Security	Par (000)	Value

Iowa — 0.0%
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	$210	$184,845

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	464,890

Kentucky — 0.6%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	555	485,954
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	740	630,448
Series A, 5.25%, 06/01/49	1,305	1,308,979
Fayette County School District Finance Corp., RB
(NGFGC), 5.00%, 06/01/44	1,455	1,473,327
(BAM-TCRS), 5.00%, 06/01/46	1,285	1,290,927

		5,189,635

Louisiana — 2.6%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	330	341,838
Series B, (AGM), 5.00%, 12/01/35	440	453,547
Series B, (AGM), 5.00%, 12/01/36	395	404,731
Series B, (AGM), 5.00%, 12/01/37	495	504,796
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,502,349
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/42	4,600	4,408,338
5.00%, 05/15/47	1,895	1,774,241
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	4,020	3,962,011
New Orleans Aviation Board, ARB
Series B, AMT, 5.00%, 01/01/45	4,620	4,325,705
Series B, AMT, 5.00%, 01/01/48	4,780	4,339,684

		22,017,240

Maryland — 3.0%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	495	495,440
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	250	234,769
City of Baltimore Maryland, RB(e)
Series A, 5.00%, 01/01/24	1,000	1,001,024
Series C, 5.00%, 01/01/24	1,000	1,001,024
City of Baltimore Maryland, Refunding RB
5.00%, 09/01/46	750	611,388
Series A, 4.50%, 09/01/33	185	167,703
Series A, 5.00%, 09/01/38	250	229,829
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 3.50%, 06/01/39	650	497,201
Series A, Senior Lien, 3.63%, 06/01/46	1,095	768,958
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	157,048
Series B, 3.88%, 06/01/46	300	219,832
County of Howard Maryland, TA, 6.10%, 02/15/44	250	239,079
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	254,855
Howard County Housing Commission, RB, M/F Housing 5.00%, 12/01/42	500	469,857

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Howard County Housing Commission, RB, M/F Housing (continued)
4.00%, 06/01/46	$500	$395,926
Series A, 5.00%, 06/01/44	550	509,977
Maryland Community Development Administration, RB, M/F Housing, Series D, 3.70%, 07/01/35	500	439,713
Maryland Economic Development Corp., RB
5.00%, 07/01/56	390	346,342
Class B, AMT, 5.25%, 06/30/55	2,920	2,677,968
Maryland Economic Development Corp., Refunding RB
5.00%, 07/01/37	500	457,097
(AGM), 5.00%, 06/01/43	1,350	1,358,441
Series A, 5.00%, 06/01/35	100	100,322
Maryland Health & Higher Educational Facilities Authority, RB
4.00%, 07/01/48	300	249,633
Series C, 5.00%, 05/15/45	2,875	2,795,845
Maryland Health & Higher Educational Facilities Authority, Refunding RB
4.00%, 07/01/24(e)	100	100,058
5.00%, 07/01/24(e)	700	704,945
5.00%, 06/01/29	500	500,051
5.00%, 07/01/34	510	518,453
5.00%, 07/01/35	200	201,330
5.00%, 07/01/40	1,000	962,920
4.00%, 07/01/41	500	438,044
5.00%, 08/15/42	1,000	981,336
4.13%, 07/01/47	500	415,697
Maryland State Transportation Authority Passenger Facility Charge Revenue, ARB, AMT, 4.00%, 06/01/29	1,925	1,838,539
Montgomery County Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	2,830	2,283,906
Washington Suburban Sanitary Commission, RB, Second Series, (GTD), 4.00%, 06/01/41	875	781,749

		25,406,299

Massachusetts — 3.2%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.25%, 07/01/29	730	795,173
Massachusetts Development Finance Agency, RB
5.00%, 10/01/46	500	437,436
5.00%, 07/01/47	580	514,626
5.00%, 10/01/48	200	167,735
Series A, 5.25%, 01/01/42	500	480,047
Series A, (AMBAC), 5.75%, 01/01/42	650	727,540
Series A, 5.00%, 01/01/47	5,945	5,373,813
Massachusetts Development Finance Agency,
Refunding RB
4.00%, 07/01/39	2,545	2,100,135
5.00%, 04/15/40	1,000	900,468
4.13%, 10/01/42(b)	550	411,739
4.00%, 12/01/42	485	373,731
4.00%, 07/01/44	250	221,480
5.00%, 07/01/47	7,685	7,516,702
Series A, 4.00%, 06/01/29(e)	420	429,683
Series E, 4.00%, 07/01/38	500	419,922

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued) Series P, 5.45%, 05/15/59	$1,500	$1,553,248
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 01/01/27	1,000	1,001,966
Series B, AMT, 2.63%, 07/01/36	30	29,119
Massachusetts Educational Financing Authority, Refunding RB, AMT, 3.50%, 07/01/33	80	70,544
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,053,496
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.80%, 12/01/43	500	395,542
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	950	806,663
Series A, AMT, 4.50%, 12/01/47	255	219,658
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 214, (FHLMC, FNMA, GNMA), 2.95%, 12/01/44	465	321,740
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC SAP), 5.50%, 05/01/39	825	920,278

		27,242,484

Michigan — 5.8%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	5,035	4,191,952
Eastern Michigan University, RB
Series A, (AGM), 4.00%, 03/01/44	1,395	1,186,453
Series A, 4.00%, 03/01/47(e)	60	60,782
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,740	3,692,821
Michigan Finance Authority, RB
4.00%, 02/15/50	5,000	4,041,083
4.00%, 02/15/44	1,695	1,410,486
Series A, 4.00%, 11/15/50	5,680	4,493,393
Series S, 5.00%, 11/01/44	4,670	4,515,453
Michigan Finance Authority, Refunding RB
4.00%, 11/15/46	3,420	2,796,526
Series A, 4.00%, 12/01/40	7,000	6,053,046
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	1,965	1,667,088
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.05%, 10/01/48	1,855	1,488,153
Series A, AMT, 2.55%, 10/01/51	2,360	1,341,820
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 2.95%, 12/01/39	675	507,974
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	6,310	5,866,945
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	2,485	2,126,618
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	2,665	2,691,643

Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(e)	900	900,162

		49,032,398

Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	1,615	1,591,501

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 11/15/42	$1,015	$854,522
Kansas City Industrial Development Authority, ARB
AMT, 5.00%, 03/01/46	530	500,462
Series B, AMT, 5.00%, 03/01/39	2,505	2,389,210

		3,744,194

Nebraska — 1.8%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	4,260	4,061,084
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48(g)	7,985	8,271,857
Omaha Public Power District, Refunding RB, Series A, 4.00%, 02/01/42	2,860	2,576,737

		14,909,678

Nevada — 1.2%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	7,285	6,515,555
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	1,000	826,649
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	2,910	2,416,465

		9,758,669

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB(a)(b)
Series A, 3.63%, 07/01/43	160	106,402
Series B, AMT, 3.75%, 07/01/45	1,075	717,598
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, 4.00%, 07/01/52	3,200	2,554,754

		3,378,754

New Jersey — 7.2%
Camden County Improvement Authority, RB, 6.00%, 06/15/62	655	669,831
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,930	1,935,175
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(e)	485	493,930
Series WW, 5.25%, 06/15/25(e)	1,125	1,150,175
AMT, (AGM), 5.00%, 01/01/31	900	890,021
AMT, 5.13%, 01/01/34	1,620	1,585,800
AMT, 5.38%, 01/01/43	2,115	2,047,768
New Jersey Economic Development Authority, Refunding RB
Series BBB, 5.50%, 12/15/26(e)	5,360	5,646,208
Sub-Series A, 4.00%, 07/01/32	1,510	1,415,837
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	1,670,245
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	3,180	2,887,199
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,050,587
Series A, 0.00%, 12/15/29(d)	7,530	5,720,913
Series AA, 5.00%, 06/15/38	4,325	4,292,853
Series AA, 4.13%, 06/15/39	1,210	1,107,483
Series AA, 4.00%, 06/15/40	1,060	943,004
Series AA, 5.00%, 06/15/45	2,710	2,684,493
Series AA, 4.00%, 06/15/50	2,000	1,644,087

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series BB, 4.00%, 06/15/50	$4,900	$4,003,838
Series D, 5.00%, 06/15/32	1,610	1,626,371
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	180	182,439
Series A, 5.00%, 06/15/37	1,940	1,991,378
Series A, 5.25%, 06/15/42	775	792,694
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,650	2,256,862
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	3,220	3,284,978
Sub-Series B, 5.00%, 06/01/46	8,360	7,763,228

		60,737,397

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	415	325,729

New York — 12.2%
City of New York, GO
Series A-1, 5.00%, 08/01/47	930	925,656
Series B, 5.25%, 10/01/41	1,955	2,026,293
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	540	550,306
Series C-1, 5.00%, 11/15/56	6,550	6,130,927
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	5,600	5,746,690
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	2,910	2,546,937
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	7,695	7,843,339
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,100	1,099,966
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	2,630	2,346,905
Series A, 2.88%, 11/15/46	3,140	2,036,248
Series A, (BAM-TCRS), 3.00%, 11/15/51	7,485	4,817,921
Series A, 3.00%, 11/15/51	3,725	2,414,796
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/55	2,185	1,774,976
Series A, 4.00%, 11/15/60	1,570	1,263,891
New York State Housing Finance Agency, RB, M/F Housing, Series B, (SONYMA), 3.88%, 11/01/48	400	307,276
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/46	2,630	2,212,689
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	510	410,545
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/46	6,000	6,059,388
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	5,960	5,142,205
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	1,650	1,633,180
Series A, AMT, 5.25%, 01/01/50	6,045	5,681,878
New York Transportation Development Corp., RB
5.63%, 04/01/40(g)	1,700	1,682,187
AMT, 5.00%, 10/01/35	3,460	3,301,889

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	$5,600	$5,335,064
Series 221, AMT, 4.00%, 07/15/55	5,155	3,965,815
Port Authority of New York & New Jersey, Refunding ARB
186th Series, AMT, 5.00%, 10/15/36	570	570,743
Series 197, AMT, 5.00%, 11/15/35	905	910,688
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	11,585	9,788,065
Series A, 4.50%, 05/15/63	3,500	3,063,931
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	6,120	6,132,778
Series C, 5.00%, 05/15/47	5,000	5,000,832

		102,724,004

North Carolina — 0.7%
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	6,510	6,287,175

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	18,110	14,808,575
County of Franklin Ohio, RB, 5.00%, 11/01/48	1,650	1,589,992
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/24(e)	2,170	2,169,756
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	260	207,248
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	350	301,979
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(d)	10,040	5,267,368
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	834,423

		25,179,341

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	560	482,345
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,640	1,394,569
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	1,280	1,104,235
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	423,277

		3,404,426

Oregon — 1.2%
Clackamas Community College District, GO(c)
Series A, 5.00%, 06/15/39	605	616,365
Series A, 5.00%, 06/15/40	440	447,508
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	2,355	1,046,265
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	7,445	7,563,831

		9,673,969

Pennsylvania — 8.5%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	3,600	3,245,149

Security	Par (000)	Value

Pennsylvania (continued)
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	$425	$279,603
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/34	10,710	10,566,546
AMT, 5.00%, 12/31/38	8,670	8,206,086
AMT, 5.50%, 06/30/41	3,290	3,332,218
AMT, 5.00%, 06/30/42	6,910	6,350,221
AMT, 5.75%, 06/30/48	2,855	2,920,084
AMT, 5.25%, 06/30/53	4,695	4,546,355
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,000	896,165
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	575	371,952
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	843,664
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	6,850	6,567,189
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 142-A, 5.00%, 10/01/50	1,500	1,438,056
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	3,510	3,528,669
Series B, 5.00%, 12/01/40	1,375	1,377,024
Series C, 5.50%, 12/01/23(e)	1,315	1,315,986
Series B, Subordinate, 4.00%, 12/01/51	665	534,675
Pennsylvania Turnpike Commission, Refunding RB
3rd Series, 4.00%, 12/01/38	4,915	4,348,523
Series A, 5.00%, 12/01/38	1,480	1,494,921
Series A-1, 5.00%, 12/01/40	1,805	1,776,641
Series C, 5.00%, 12/01/39	4,775	4,823,141
Philadelphia Authority for Industrial Development, RB, Class A, 4.00%, 07/01/24(e)	2,900	2,898,543

		71,661,411

Puerto Rico — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,709	3,972,312
Series A-1, Restructured, 5.00%, 07/01/58	15,466	13,403,353
Series A-2, Restructured, 4.54%, 07/01/53	500	405,793
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,279,333
Series A-2, Restructured, 4.33%, 07/01/40	19,762	17,064,735
Series B-1, Restructured, 4.75%, 07/01/53	1,377	1,163,937
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,116,228
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	16,341	4,039,306

		42,444,997

Rhode Island — 0.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	820	695,736
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	695	699,561

		1,395,297

South Carolina — 5.1%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	386,868
4.38%, 11/01/49	715	526,499
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(e)	2,505	2,507,358

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$6,040	$6,017,746
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	3,090	3,103,939
5.00%, 01/01/55(b)	2,290	1,723,510
7.50%, 08/15/62(b)	1,455	1,207,107
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,685	1,405,069
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	2,690	2,093,057
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	16,210	15,876,936
Series A, 4.00%, 12/01/55	1,950	1,489,580
Series E, 5.50%, 12/01/53	1,730	1,691,478
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	4,930	4,929,648
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	280	264,111

		43,222,906

Tennessee — 3.2%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,655	3,456,074
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	745	746,932
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	3,795	3,491,747
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,805	3,817,302
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	15,950	15,612,385

		27,124,440

Texas — 12.2%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,545	1,351,746
7.88%, 11/01/62	1,335	1,256,872
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/49	4,305	4,348,039
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47	4,530	4,619,502
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	3,290	3,127,326
Series C, 5.00%, 08/15/42	2,325	2,208,839
City of Austin Texas Airport System Revenue, ARB
5.25%, 11/15/47	3,300	3,263,214
AMT, 5.00%, 11/15/44	1,000	915,312
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	1,790	1,471,758
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	370	315,953
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,330	1,318,290
City of Houston Texas Airport System Revenue, Refunding ARB AMT, 5.00%, 07/15/27	765	738,661

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB (continued)
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	$5,205	$5,091,328
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	714,836
Sub-Series A, AMT, 4.00%, 07/01/46	2,780	2,298,329
Sub-Series A, AMT, 4.00%, 07/01/48	11,670	9,473,992
County of Harris Texas Toll Road Revenue, Refunding RB, 1st Lien, 4.00%, 08/15/45	1,575	1,348,436
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	845	723,792
Dallas Fort Worth International Airport, Refunding RB
Series B, 4.00%, 11/01/45	6,595	5,582,421
Series F, 5.25%, 11/01/33	2,300	2,300,000
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	2,440	2,480,136
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	1,285	1,121,391
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	6,820	5,571,907
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,775	1,497,192
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	205	208,509
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(d)(e)	8,085	4,020,468
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	5,000	2,764,377
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,210	948,153
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,175	2,673,308
Port Authority of Houston of Harris County Texas, RB, 5.00%, 10/01/53	1,840	1,826,451
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	4,435	3,749,859
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,705	1,477,264
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	9,245	8,816,988
Series A, 4.00%, 07/01/53	1,895	1,470,253
Series A, 5.00%, 07/01/53	2,325	2,205,451
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	535,692
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 3.75%, 09/01/49	1,355	1,089,299
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,395	5,228,491
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	310	161,613
0.00%, 08/01/36	170	82,300
0.00%, 08/01/37	225	101,107
0.00%, 08/01/38	810	338,645
0.00%, 08/01/41	1,950	669,084

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB(d) (continued)
0.00%, 08/01/44	$695	$195,317
0.00%, 08/01/45	1,775	466,288

		102,168,189

Utah — 2.4%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	11,685	11,034,755
Series A, AMT, 5.00%, 07/01/48	1,055	997,902
Series A, AMT, 5.25%, 07/01/48	1,205	1,185,677
Series A, AMT, 5.00%, 07/01/51	5,330	4,982,640
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(b)	485	387,246
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	935	736,450
Utah Housing Corp., RB, S/F Housing, Series D2, Class III, 4.00%, 01/01/36	455	440,945

		19,765,615

Virginia — 0.7%
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	1,825	1,233,775
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	4,920	4,237,842

		5,471,617

Washington — 0.4%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	2,655	2,577,092
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	1,140	906,418

		3,483,510

Wisconsin — 1.7%
Public Finance Authority, RB
5.00%, 10/15/41(b)	570	471,570
5.00%, 10/15/56(b)	225	166,345
Class A, 6.00%, 06/15/52	505	411,623
Class A, 6.13%, 06/15/57	570	463,654
Series A, 5.00%, 07/15/39(b)	250	219,671
Series A, 5.00%, 07/01/40(b)	450	366,840
Series A, 5.00%, 10/15/40(b)	1,130	911,553
Series A, 5.00%, 07/15/49(b)	955	791,794
Series A, 5.00%, 10/15/55(b)	1,545	1,125,344
Series A-1, 4.50%, 01/01/35(b)	600	503,161
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	825	589,181
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, 1.95%, 09/01/32	450	354,349
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing Series A, 4.15%, 11/01/48	5,080	4,203,608

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing (continued) Series A, 4.45%, 05/01/57	$2,715	$2,256,062
Wisconsin Housing & EDA RB, M/F housing, Series A, RB, 4.30%, 11/01/53(g)	1,605	1,301,593

		14,136,348

Total Municipal Bonds — 140.0% (Cost: $1,248,906,256)		1,176,208,015

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39(a)	3,052	2,621,686

Florida(a) — 1.8%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.25%, 10/01/57	7,850	8,071,594
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	6,810,737

		14,882,331

Illinois — 1.4%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51(a)	7,124	6,738,199
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/38	5,014	5,015,239

		11,753,438

Michigan — 0.2%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48(a)	2,748	2,204,632

New York(a) — 3.3%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	5,885	5,202,351
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	6,600	5,643,913
Port Authority of New York & New Jersey, Refunding RB, 5.25%, 10/15/57	5,090	5,139,337
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	7,270	7,202,102
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,520	4,582,280

		27,769,983

Texas — 0.7%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.50%, 02/01/50	5,890	6,149,431

9

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57(a)	$11,880	$9,771,843

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.9% (Cost: $79,879,314)		75,153,344

Total Long-Term Investments — 148.9% (Cost: $1,328,785,570)		1,251,361,359

	Shares

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(i)(j)	70,440,045	70,440,045

Total Short-Term Securities — 8.4% (Cost: $70,440,045)		70,440,045

Total Investments — 157.3% (Cost: $1,399,225,615)		1,321,801,404
Other Assets Less Liabilities — 1.3%		10,433,486
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.0)%		(41,631,876)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (53.6)%		(450,256,676)

Net Assets Applicable to Common Shares — 100.0%		$840,346,338

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$16,360,404	$54,079,236	(a)	$—	$405	$—	$70,440,045	70,440,045	$272,843	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	226	12/19/23	$23,963	$286,206
U.S. Long Bond	284	12/19/23	30,938	703,482
5-Year U.S. Treasury Note	174	12/29/23	18,173	108,624

				$1,098,312

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,176,208,015	$—	$1,176,208,015
Municipal Bonds Transferred to Tender Option Bond Trusts	—	75,153,344	—	75,153,344
Short-Term Securities
Money Market Funds	70,440,045	—	—	70,440,045

	$70,440,045	$1,251,361,359	$—	$1,321,801,404

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,098,312	$—	$—	$1,098,312

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(41,363,000)	$—	$(41,363,000)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)

	$—	$(491,663,000)	$—	$(491,663,000)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

Portfolio Abbreviation (continued)

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

11

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY)

Portfolio Abbreviation (continued)

EDA	Economic Development Authority

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12